AMERITAS VARIABLE LIFE INSURANCE COMPANY ("AVLIC")

          AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V,
         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA-2
                              ("Separate Accounts")

 Supplement to OVERTURE Life SPVUL, OVERTURE APPLAUSE!, OVERTURE APPLAUSE! II, OVERTURE ENCORE!, OVERTURE BRAVO!, Corporate Benefit VUL, OVERTURE OVATION!,
 OVERTURE Annuity II, OVERTURE Annuity III, OVERTURE Annuity III-Plus, OVERTURE
                ACCLAIM!, OVERTURE ACCENT!, and OVERTURE MEDLEY!
                         Prospectuses Dated May 1, 2002
                  OVERTURE Annuity Prospectus Dated May 1, 2000
                    UniVar Prospectus Dated November 1, 1999
                         Supplement Dated August 1, 2002

AVLIC and the Separate Accounts will allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-6153.

We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

All other provisions of the Policy, including those for partial withdrawals and surrenders, remain as stated in the Policy and prospectus.

This Supplement should be retained with the current prospectus for your variable Policy issued by Ameritas Variable Life Insurance Company. If you do not have a current prospectus, please contact AVLIC at 1-800-745-1112.